Commitments and Contingencies, minimum lease obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Operating leases	TDS and its subsidiaries have leases for certain plant facilities, office space, retail store sites, cell sites, data centers and data-processing equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.
Operating Leases Future Minimum Payments Due Abstract
Operating Leases - Future Minimum Rental Payments 2014	$ 175,140
Operating Leases - Future Minimum Rental Payments 2015	153,338
Operating Leases - Future Minimum Rental Payments 2016	131,670
Operating Leases - Future Minimum Rental Payments 2017	109,733
Operating Leases - Future Minimum Rental Payments 2018	91,275
Operating Leases - Future Minimum Rental Payments After 2018	849,015
Operating Leases - Future Minimum Rental Payments Total	1,510,171
Operating Leases Future Minimum Payments Receivable Abstract
Operating Leases - Future Minimum Rental Receipts 2014	45,911
Operating Leases - Future Minimum Rental Receipts 2015	36,536
Operating Leases - Future Minimum Rental Receipts 2016	25,993
Operating Leases - Future Minimum Rental Receipts 2017	17,083
Operating Leases - Future Minimum Rental Receipts 2018	6,478
Operating Leases - Future Minimum Rental Receipts After 2018	227
Operating Leases - Future Minimum Rental Receipts Total	$ 132,228